Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,
	2020	2021
Finished goods	943,945	1,042,719
Raw materials	387,524	1,605,197
Work-in-process	11,556	14,005

Total	1,343,025	2,661,921